President's Letter

Dear Valued Client,

In August of 1997, I assumed leadership of Aetna's retirement, investment, and life insurance areas, known collectively as Aetna Retirement Services (ARS). Through its operating companies, ARS provides individuals with a full range of financial services, investment management, and other important products and services. I'm delighted to be heading this company because our mission is to help people clarify, plan for, and achieve their personal retirement dreams. That's a mission that's important to us and to you.

Overall, 1997 proved to be another strong year for the stock market. The year began with some skepticism as to whether or not stocks could produce a third consecutive year of 20%-plus total returns. At year end, the turbulence in the Asian markets contributed to wild swings in domestic markets. And, in spite of it all, the S & P 500 Index rose more than 33%, while the Dow Jones Industrial Average climbed nearly 25%. The resilience of the market helped equity investors enjoy yet another year of record returns.*

In the fall of 1997, the ARS organization formed a management investment company named Portfolio Partners, Inc. (PPI) in order to give many of our clients access to a wider array of fund management styles, with reduced fees. With the addition of PPI, our variable insurance product investment options include funds subadvised by T. Rowe Price Associates, Inc., Massachusetts Financial Services, Inc. (MFS), and Scudder Kemper Investments, Inc. (Scudder). Aetna funds, subadvised by Aeltus Investment Management, Inc., remain in our expanding list of fund families, and together, give you valuable diversification across markets.

Market swings, economic twists, changes in state and federal tax laws. All offer opportunities - and confusion for investors. That's why it's so important for you to pursue an investment strategy that fits your needs and to wisely choose your retirement planning partner. Thank you for choosing Aetna Retirement Services, and for your continued trust and business.

Sincerely,
/s/ Thomas J. McInerney
Thomas J. McInerney

*Past performance is no indication of future results.

Variable Life Account B
Statement of Assets and Liabilities -- December 31, 1997

ASSETS:
Investments, at net asset value: (Note 1)
 Aetna Variable Fund; 3,935,729 shares (cost $126,171,024) ............................  $132,379,023
 Aetna Income Shares; 1,642,350 shares (cost $21,116,917) .............................    21,104,804
 Aetna Variable Encore Fund; 1,520,490 shares (cost $20,249,343) ......................    20,320,201
 Aetna Investment Advisers Fund, Inc.; 1,517,909 shares (cost $22,364,815) ............    24,336,071
 Aetna Ascent Variable Portfolio; 127,672 shares (cost $1,774,627) ....................     1,802,553
 Aetna Crossroads Variable Portfolio; 54,282 shares (cost $705,224) ...................       710,292
 Aetna Legacy Variable Portfolio; 53,730 shares (cost $649,521) .......................       650,139
 Aetna Variable Index Plus Portfolio; 139,939 shares (cost $1,985,472) ................     1,961,545
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio; 831,279 shares (cost $18,659,751) ..........................    20,183,450
  Growth Portfolio; 191,918 shares (cost $6,740,034) ..................................     7,120,144
  Overseas Portfolio; 93,214 shares (cost $1,797,983) .................................     1,789,714
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio; 140,740 shares (cost $2,253,029) ...........................     2,534,727
  Contrafund Portfolio; 1,014,044 shares (cost $18,714,668) ...........................    20,220,028
 Janus Aspen Series:
  Aggressive Growth Portfolio; 603,521 shares (cost $11,557,498) ......................    12,402,365
  Balanced Portfolio; 469,699 shares (cost $7,320,172) ................................     8,205,641
  Growth Portfolio; 648,268 shares (cost $10,619,569) .................................    11,980,000
  Worldwide Growth Portfolio; 1,039,046 shares (cost $22,485,938) .....................    24,303,287
 Portfolio Partners, Inc.:
  PPI MFS Emerging Equities Portfolio; 444,333 shares (cost $19,019,357) ..............    19,061,872
  PPI MFS Research Growth Portfolio; 736,167 shares (cost $7,234,426) .................     7,148,181
  PPI Scudder International Growth Portfolio; 1,014,972 shares (cost $14,118,551) .....    14,311,110
                                                                                         ------------
NET ASSETS (cost $335,537,919) ........................................................  $352,525,147
                                                                                         ============
Net assets represented by:
Policyholders' account values: (Notes 1 and 5)
 Aetna Variable Fund:
  Policyholders' account values .......................................................  $132,379,023
 Aetna Income Shares:
  Policyholders' account values .......................................................    21,104,804
 Aetna Variable Encore Fund:
  Policyholders' account values .......................................................    20,320,201
 Aetna Investment Advisers Fund, Inc.:
  Policyholders' account values .......................................................    24,336,071
 Aetna Ascent Variable Portfolio:
  Policyholders' account values .......................................................     1,802,553
 Aetna Crossroads Variable Portfolio:
  Policyholders' account values .......................................................       710,292
 Aetna Legacy Variable Portfolio:
  Policyholders' account values .......................................................       650,139
 Aetna Variable Index Plus Portfolio:
  Policyholders' account values .......................................................     1,961,545

Variable Life Account B
Statement of Assets and Liabilities -- December 31, 1997 (continued):

 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:
   Policyholders' account values ...................... $ 20,183,450
  Growth Portfolio:
   Policyholders' account values ......................    7,120,144
  Overseas Portfolio:
   Policyholders' account values ......................    1,789,714
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:
   Policyholders' account values ......................    2,534,727
  Contrafund Portfolio:
  Policyholders' account values .......................   20,220,028
 Janus Aspen Series:
  Aggressive Growth Portfolio:
   Policyholders' account values ......................   12,402,365
  Balanced Portfolio:
   Policyholders' account values ......................    8,205,641
  Growth Portfolio:
   Policyholders' account values ......................   11,980,000
  Worldwide Growth Portfolio:
   Policyholders' account values ......................   24,303,287
 Portfolio Partners, Inc.:
  PPI MFS Emerging Equities Portfolio:
   Policyholders' account values ......................   19,061,872
  PPI MFS Research Growth Portfolio:
   Policyholders' account values ......................    7,148,181
  PPI Scudder International Growth Portfolio:
   Policyholders' account values ......................   14,311,110
                                                        ------------
                                                        $352,525,147
                                                        ============

See Notes to Financial Statements

Variable Life Account B
Statements of Operations and Changes in Net Assets

                                                                             Year Ended December 31,
                                                                             1997             1996
                                                                         ------------     ------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends ..........................................................    $ 35,222,623     $ 13,813,478
Expenses: (Notes 2 and 5)
 Valuation Period Deductions ........................................      (2,713,203)      (1,905,137)
                                                                         ------------     ------------
Net investment income ...............................................      32,509,420       11,908,341
                                                                         ------------     ------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales ................................................     260,329,704       29,656,908
 Cost of investments sold ...........................................     245,858,726       26,434,292
                                                                         ------------     ------------
  Net realized gain .................................................      14,470,978        3,222,616
Net unrealized gain on investments: (Note 5)
 Beginning of year ..................................................      14,132,669        4,391,574
 End of year ........................................................      16,987,228       14,132,669
                                                                         ------------     ------------
  Net change in unrealized gain .....................................       2,854,559        9,741,095
                                                                         ------------     ------------
Net realized and unrealized gain on investments .....................      17,325,537       12,963,711
                                                                         ------------     ------------
Net increase in net assets resulting from operations ................      49,834,957       24,872,052
                                                                         ------------     ------------
FROM UNIT TRANSACTIONS:
Variable life premium payments ......................................     135,098,143      101,416,302
Sales and administrative charges deducted by the Company ............      (4,620,884)      (3,032,151)
Premiums allocated to the fixed account .............................      (2,741,149)      (3,127,437)
                                                                         ------------     ------------
 Net premiums allocated to the variable account .....................     127,736,110       95,256,714
Transfers to the Company for monthly deductions .....................     (21,545,914)     (15,491,673)
Redemptions by contract holders .....................................     (24,062,185)      (4,154,465)
Transfers on account of policy loans ................................      (2,875,077)      (3,783,533)
Other ...............................................................         263,373          (40,991)
                                                                         ------------     ------------
 Net increase in net assets from unit transactions (Note 5) .........      79,516,307       71,786,052
                                                                         ------------     ------------
Change in net assets ................................................     129,351,264       96,658,104
NET ASSETS:
Beginning of year ...................................................     223,173,883      126,515,779
                                                                         ------------     ------------
End of year .........................................................    $352,525,147     $223,173,883
                                                                         ============     ============

See Notes to Financial Statements

Variable Life Account B
Condensed Financial Information -- Year Ended December 31, 1997

-----------------------------------------------------------------------------------------------------------------------
                                                Value
                                               Per Unit          Increase (Decrease)        Units
                                       ------------------------      in Value of         Outstanding       Reserves
                                        Beginning     End of         Accumulation          at End           at End
                                         of Year       Year              Unit             of Period         of Year
-----------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:
Aetna Vest                              $  34.932   $  44.936            28.64%           1,403,227.0    $  $63,055,847
Aetna Vest II                              19.507      25.085            28.60%             805,944.5        20,216,852
Aetna Vest Plus                            16.389      21.075            28.58%           1,783,619.4        37,590,494
Aetna Vest Estate Protector                11.675      15.037            28.79%              70,938.6         1,066,670
Corporate Specialty Market                 14.805      19.039            28.60%             548,828.8        10,449,160
-----------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:
Aetna Vest                                 21.850      23.428             7.22%             257,674.2         6,036,890
Aetna Vest II                              14.691      15.752             7.22%              61,987.6           976,413
Aetna Vest Plus                            11.764      12.613             7.22%             187,384.8         2,363,574
Aetna Vest Estate Protector                10.452      11.224             7.38%              18,991.8           213,166
Corporate Specialty Market                 11.354      12.175             7.22%             945,807.8        11,514,761
-----------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:
Aetna Vest                                 16.577      17.310             4.43%             151,657.5         2,625,230
Aetna Vest II                              12.117      12.653             4.43%              13,650.7           172,723
Aetna Vest Plus                            11.388      11.892             4.43%             566,497.4         6,736,612
Aetna Vest Estate Protector                10.333      10.807             4.58%              36,266.4           391,929
Corporate Specialty Market                 10.895      11.377             4.43%             913,597.2        10,393,707
-----------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:
Aetna Vest                                 17.547      21.286            21.31%             106,658.2         2,270,280
Aetna Vest II                              17.742      21.515            21.27%             234,300.7         5,041,082
Aetna Vest Plus                            14.880      18.044            21.27%             493,793.3         8,909,876
Aetna Vest Estate Protector                11.340      13.554            19.53%    (1)       11,121.3           150,741
Corporate Specialty Market                 12.954      15.708            21.27%             506,998.4         7,964,092
-----------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:
Aetna Vest                                 11.828      14.055            18.84%              16,408.7           230,615
Aetna Vest II                              11.828      14.040            18.70%              10,217.2           143,453
Aetna Vest Plus                            11.828      14.040            18.70%              96,649.5         1,356,995
Aetna Vest Estate Protector                11.886      14.077            18.43%    (1)        5,078.4            71,490
-----------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:
Aetna Vest                                 11.474      13.369            16.52%               5,240.7            70,064
Aetna Vest II                              11.544      13.356            15.69%    (1)        5,740.1            76,663
Aetna Vest Plus                            11.474      13.356            16.40%              40,129.7           535,965
Aetna Vest Estate Protector                11.487      13.391            16.58%               2,061.1            27,600
-----------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:
Aetna Vest II                              11.263      12.604            11.91%    (2)          894.7            11,277
Aetna Vest Plus                            11.118      12.604            13.37%              48,206.0           607,607
Aetna Vest Estate Protector                11.344      12.638            11.40%    (3)        2,473.2            31,255
-----------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:
Aetna Vest                                 12.017      13.081             8.86%    (4)       11,393.3           149,038
Aetna Vest II                              11.345      13.081            15.30%    (4)        7,240.3            94,713
Aetna Vest Plus                            11.172      13.081            17.09%    (3)       86,063.0         1,125,815
Aetna Vest Estate Protector                12.371      13.102             5.91%    (5)       17,901.0           234,541
Corporate Specialty Market                 12.785      13.081             2.32%    (6)       27,324.3           357,438
-----------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Funds
Equity-Income Portfolio:
Aetna Vest                                 10.871      13.788            26.83%              16,476.3           227,168
Aetna Vest II                              10.871      13.788            26.83%               5,186.7            71,513
Aetna Vest Plus                            10.871      13.788            26.83%             545,391.4         7,519,612
Aetna Vest Estate Protector                10.883      13.824            27.02%              62,365.5           862,136
Corporate Specialty Market                 12.512      15.869            26.83%             724,876.8        11,503,021
-----------------------------------------------------------------------------------------------------------------------

Variable Life Account B
Condensed Financial Information -- Year Ended December 31, 1997 (continued):

------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)           Units
                                      ------------------------      in Value of            Outstanding       Reserves
                                       Beginning     End of         Accumulation              at End          at End
                                        of Year      Period             Unit                of Period       of Period
------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products
Fund:
Growth Portfolio:
Corporate Specialty Market             $  11.255   $  13.759           22.25%                517,477.9       $ 7,120,144
------------------------------------------------------------------------------------------------------------------------
Overseas Portfolio:
Corporate Specialty Market                11.241      12.415           10.45%                144,152.5         1,789,714
------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products
Fund II:
Asset Manager Portfolio:
Corporate Specialty Market                12.022      14.361           19.46%                176,505.1         2,534,727
------------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:
Aetna Vest                                11.525      14.166           22.91%                 34,241.1           485,043
Aetna Vest II                             11.525      14.166           22.91%                  7,039.4            99,717
Aetna Vest Plus                           11.525      14.166           22.91%                319,136.2         4,520,728
Aetna Vest Estate Protector               11.538      14.203           23.09%                 44,043.2           625,540
Corporate Specialty Market                12.396      15.236           22.91%                950,961.4        14,489,000
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:
Aetna Vest                                16.153      18.017           11.54%                 62,426.4         1,124,758
Aetna Vest II                             16.153      18.017           11.54%                 29,971.2           540,002
Aetna Vest Plus                           16.153      18.017           11.54%                340,401.2         6,133,150
Aetna Vest Estate Protector                9.797      10.944           11.71%                 65,486.4           716,682
Corporate Specialty Market                12.120      13.519           11.54%                287,588.9         3,887,773
------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:
Aetna Vest                                13.966      16.883           20.89%                  7,765.1           131,096
Aetna Vest II                             14.075      17.015           20.89%                 10,401.5           176,977
Aetna Vest Plus                           13.960      16.875           20.89%                247,390.9         4,174,751
Aetna Vest Estate Protector               11.101      13.440           21.07%                 17,145.8           230,433
Corporate Specialty Market                12.242      14.799           20.89%                235,992.1         3,492,384
------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Aetna Vest                                14.898      18.105           21.53%                 37,937.8           686,846
Aetna Vest II                             14.884      18.088           21.53%                 61,620.8         1,114,603
Aetna Vest Plus                           14.863      18.063           21.53%                431,965.3         7,802,391
Aetna Vest Estate Protector               10.857      13.214           21.71%                 44,074.0           582,402
Corporate Specialty Market                12.232      14.865           21.53%                120,672.6         1,793,758
------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:
Aetna Vest                                16.364      19.790           20.94%                108,747.3         2,152,075
Aetna Vest II                             16.368      19.795           20.94%                 55,876.7         1,106,085
Aetna Vest Plus                           16.348      19.770           20.94%                557,760.6        11,027,190
Aetna Vest Estate Protector               11.811      14.305           21.12%                 58,328.9           834,389
Corporate Specialty Market                13.459      16.277           20.94%                564,191.6         9,183,548
------------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc.:
PPI MFS Emerging Equities Portfolio:
Aetna Vest                                17.571      17.357           (1.22%)   (7)          70,564.4         1,224,807
Aetna Vest II                             17.573      17.359           (1.22%)   (7)          34,713.7           602,592
Aetna Vest Plus                           17.563      17.349           (1.22%)   (7)         477,392.0         8,282,500
Aetna Vest Estate Protector               10.942      10.810           (1.21%)   (7)          66,830.1           722,463
Corporate Specialty Market                14.451      14.275           (1.22%)   (7)         576,485.2         8,229,510
------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:
Aetna Vest                                12.277      12.042           (1.91%)   (7)          64,898.6           781,537
Aetna Vest II                             12.332      12.096           (1.91%)   (7)          23,240.4           281,124
Aetna Vest Plus                           12.163      11.931           (1.91%)   (7)         352,781.7         4,209,155
Aetna Vest Estate Protector                9.329       9.152           (1.90%)   (7)          10,326.6            94,508
Corporate Specialty Market                11.124      10.912           (1.91%)   (7)         163,291.1         1,781,857
------------------------------------------------------------------------------------------------------------------------

Variable Life Account B
Condensed Financial Information -- Year Ended December 31, 1997 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                                      Value
                                                     Per Unit          Increase (Decrease)      Units
                                             ------------------------      in Value of        Outstanding     Reserves
                                              Beginning     End of         Accumulation         at End        at End
                                               of Year      Period             Unit            of Period     of Period
--------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:
Aetna Vest                                    $  15.495   $  15.692         1.27%  (7)          131,667.0       $2,066,166
Aetna Vest II                                    15.399      15.596         1.27%  (7)           44,659.7          696,495
Aetna Vest Plus                                  15.314      15.509         1.27%  (7)          449,154.4        6,965,802
Aetna Vest Estate Protector                      11.627      11.777         1.29%  (7)           21,515.0          253,383
Corporate Specialty Market                       12.832      12.995         1.27%  (7)          333,144.4        4,329,264
--------------------------------------------------------------------------------------------------------------------------

Notes to Condensed Financial Information:

(1) - Reflects less than a full year of performance activity. Funds were first received in this option during January 1997.
(2) - Reflects less than a full year of performance activity. Funds were first received in this option during March 1997.
(3) - Reflects less than a full year of performance activity. Funds were first received in this option during May 1997.
(4) - Reflects less than a full year of performance activity. Funds were first received in this option during June 1997.
(5) - Reflects less than a full year of performance activity. Funds were first received in this option during July 1997.
(6) - Reflects less than a full year of performance activity. Funds were first received in this option during August 1997.
(7) - Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.

See Notes to Financial Statements

Variable Life Account B
Notes to Financial Statements -- December 31, 1997

1. Summary of Significant Accounting Policies

   Variable Life Account B (the"Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company) and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable life insurance product contracts as defined under the Internal Revenue Code of 1986, as amended.


   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.


   a. Valuation of Investments
   Investments in the following Funds are stated at the closing net asset value per share as determined by each fund on December 31, 1997:

   Aetna Variable Fund                      Fidelity Investments Variable
   Aetna Income Shares                      Insurance Products Fund II:
   Aetna Variable Encore Fund               o Asset Manager Portfolio
   Aetna Investment Advisers Fund, Inc.     o Contrafund Portfolio
   Aetna Ascent Variable Portfolio            Janus Aspen Series:
   Aetna Crossroads Variable Portfolio      o Aggressive Growth Portfolio
   Aetna Legacy Variable Portfolio          o Balanced Portfolio
   Aetna Variable Index Plus Portfolio      o Growth Portfolio
   Fidelity Investments Variable Insurance  o Worldwide Growth Portfolio
   Products Fund:                             Portfolio Partners, Inc.:
   o Equity-Income Portfolio                o PPI MFS Emerging Equities
   o Growth Portfolio                         Portfolio
   o Overseas Portfolio                     o PPI MFS Research Growth Portfolio
                                            o PPI Scudder International
                                              Growth Portfolio

   b. Other
   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. Federal Income Taxes
   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

2. Valuation Period Deductions

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the policies and are paid to the Company.

3. Dividend Income

   On an annual basis the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions paid to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) on investments in the Statements of Operations and Changes in Net Assets.

4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1997 and 1996 aggregated $372,355,431 and $260,329,704 and $113,349,117 and $29,656,908,
   respectively.

Variable Life Account B
Notes to Financial Statements -- December 31, 1997 (continued):

5.
  Supplemental Information to Statements of Operations and Changes in Net Assets


Year Ended December 31, 1997
---------------------------------------------------------------------------------------------
                                                                                Valuation
                                                                                 Period
                                                                Dividends      Deductions
---------------------------------------------------------------------------------------------
   Aetna Variable Fund:                                       $26,573,304     ($ 1,085,553)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------
   Aetna Income Shares:                                         1,087,150         (148,230)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------
   Aetna Variable Encore Fund:                                    372,968         (144,720)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------
   Aetna Investment Advisers Fund, Inc.:                        2,876,287         (185,443)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------
   Aetna Ascent Variable Portfolio:                               112,004          (11,360)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------
   Aetna Crossroads Variable Portfolio:                            45,840           (3,290)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------
   Aetna Legacy Variable Portfolio:                                38,169           (3,596)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------
   Aetna Variable Index Plus Portfolio:                            77,848           (4,920)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------
   Alger American Small Capitalization Portfolio: (1)             576,583         (128,523)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------
   American Century VP Capital Appreciation Fund: (2)             132,455          (57,820)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                     1,485,715         (163,582)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------
   Growth Portfolio:                                              192,233          (54,856)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------
   Overseas Portfolio:                                             46,706           (8,253)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                       175,953          (18,257)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                          235,708         (110,146)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------
   Janus Aspen Series:
   Aggressive Growth Portfolio:                                         0          (95,697)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------
   Balanced Portfolio:                                            192,757          (52,872)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                Proceeds       Cost of          Net
                                                                  from       Investments     Realized
                                                                  Sales          Sold       Gain (Loss)
                                                             -------------- ------------- --------------
   Aetna Variable Fund:                                       $11,219,896    $ 7,857,508    $3,362,388
   PolicyHolders' account values
---------------------------------------------------------------------------------------------------------
   Aetna Income Shares:                                         2,358,910      2,406,924       (48,014)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------------------
   Aetna Variable Encore Fund:                                 74,201,538     73,731,940       469,598
   PolicyHolders' account values
---------------------------------------------------------------------------------------------------------
   Aetna Investment Advisers Fund, Inc.:                        1,960,106      1,561,449       398,657
   PolicyHolders' account values
---------------------------------------------------------------------------------------------------------
   Aetna Ascent Variable Portfolio:                             1,279,898      1,184,906        94,992
   PolicyHolders' account values
---------------------------------------------------------------------------------------------------------
   Aetna Crossroads Variable Portfolio:                           198,099        193,283         4,816
   PolicyHolders' account values
---------------------------------------------------------------------------------------------------------
   Aetna Legacy Variable Portfolio:                               225,894        207,391        18,503
   PolicyHolders' account values
---------------------------------------------------------------------------------------------------------
   Aetna Variable Index Plus Portfolio:                           143,972        131,418        12,554
   PolicyHolders' account values
---------------------------------------------------------------------------------------------------------
   Alger American Small Capitalization Portfolio: (1)          53,957,227     53,285,312       671,915
   PolicyHolders' account values
---------------------------------------------------------------------------------------------------------
   American Century VP Capital Appreciation Fund: (2)          15,197,338     15,512,673      (315,335)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                    14,420,981     11,843,310      2,577,671
   PolicyHolders' account values
---------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                            6,814,876      5,870,796        944,080
   PolicyHolders' account values
---------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                            359,668        322,274         37,394
   PolicyHolders' account values
---------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                       244,742        220,690         24,052
   PolicyHolders' account values
---------------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                        4,519,164      3,602,586         916,578
   PolicyHolders' account values
---------------------------------------------------------------------------------------------------------
   Janus Aspen Series:
   Aggressive Growth Portfolio:                                18,445,996     17,632,824         813,172
   PolicyHolders' account values
---------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                                          1,238,408      1,021,789         216,61
   PolicyHolders' account values
---------------------------------------------------------------------------------------------------------

           Net Unrealized                                        Net
            Gain (Loss)                      Net         Increase (Decrease)              Net Assets
------------------------------------      Change in         In Net Assets      ------------------------------
      Beginning             End          Unrealized           from Unit           Beginning          End
       of Year            of Year        Gain (Loss)        Transactions           of Year         of Year
--------------------   -------------   --------------   --------------------   --------------   -------------
        $7,294,643      $6,207,999     ($1,086,644)         $11,743,902
                                                                                $92,871,626      $132,379,023
-------------------------------------------------------------------------------------------------------------
          (190,180)        (12,114)        178,066             6,856,045
                                                                                 13,179,787        21,104,804
-------------------------------------------------------------------------------------------------------------
           106,394          70,857         (35,537)           10,565,707
                                                                                  9,092,185        20,320,201
-------------------------------------------------------------------------------------------------------------
         1,383,931       1,971,257         587,326             4,867,703
                                                                                 15,791,541        24,336,071
-------------------------------------------------------------------------------------------------------------
            15,645          27,927          12,282             1,049,257
                                                                                    545,378         1,802,553
-------------------------------------------------------------------------------------------------------------
              (191)          5,069           5,260               533,974
                                                                                    123,692           710,292
-------------------------------------------------------------------------------------------------------------
                20             618             598               582,502
                                                                                     13,963           650,139
-------------------------------------------------------------------------------------------------------------
                 0         (23,927)        (23,927)            1,899,990
                                                                                          0         1,961,545
-------------------------------------------------------------------------------------------------------------
           172,057               0        (172,057)          (14,034,001)
                                                                                 13,086,083                 0
-------------------------------------------------------------------------------------------------------------
          (146,911)              0         146,911            (6,388,736)
                                                                                  6,482,525                 0
-------------------------------------------------------------------------------------------------------------
         1,096,283       1,523,698         427,415             2,546,018
                                                                                 13,310,213        20,183,450
-------------------------------------------------------------------------------------------------------------
           294,867         380,110          85,243               900,915
                                                                                  5,052,529         7,120,144
-------------------------------------------------------------------------------------------------------------
            37,941          (8,270)        (46,211)            1,227,751
                                                                                    532,327         1,789,714
-------------------------------------------------------------------------------------------------------------
           134,978         281,699         146,721               796,072
                                                                                  1,410,186         2,534,727
-------------------------------------------------------------------------------------------------------------
           730,883       1,505,359         774,476            11,491,722
                                                                                  6,911,690        20,220,028
-------------------------------------------------------------------------------------------------------------
           249,074         844,868         595,794             1,426,169
                                                                                  9,662,927        12,402,365
-------------------------------------------------------------------------------------------------------------
           243,163         885,469         642,306             3,632,486
                                                                                  3,574,345         8,205,641
-------------------------------------------------------------------------------------------------------------

Variable Life Account B
Notes to Financial Statements -- December 31, 1997 (continued):
5.
  Supplemental Information to Statements of Operations and Changes in Net Assets (continued)


Year Ended December 31, 1997
-------------------------------------------------------------------------------------------------------------------------------
                                                                   Valuation       Proceeds         Cost of            Net
                                                                    Period           from         Investments        Realized
                                                 Dividends        Deductions        Sales            Sold         Gain (Loss)
-------------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                            $   309,334         ($90,076)   $  3,312,122    $  2,585,617     $   726,505
   PolicyHolders' account values
-------------------------------------------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio: (3)                   101,542          (32,381)      9,071,413       8,891,967         179,446
   PolicyHolders' account values
-------------------------------------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                      325,821         (167,065)      7,022,675       5,257,711       1,764,964
   PolicyHolders' account values
-------------------------------------------------------------------------------------------------------------------------------
   Portfolio Partners Inc.:
   PPI MFS Emerging Equities Portfolio:                   0          (17,086)      9,834,242       9,998,952        (164,710)
   PolicyHolders' account values
-------------------------------------------------------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:                     0           (6,128)      1,889,839       1,891,124          (1,285)
   PolicyHolders' account values
-------------------------------------------------------------------------------------------------------------------------------
   PPI Scudder International Growth Portfolio:            0          (12,927)      1,858,258       1,827,173          31,085
   PolicyHolders' account values
-------------------------------------------------------------------------------------------------------------------------------
   Scudder Variable Life Investment Fund --
   International Portfolio: (4)                     264,246         (110,422)     20,554,442      18,819,109       1,735,333
   PolicyHolders' account values
-------------------------------------------------------------------------------------------------------------------------------
   Total Variable Life Account B                $35,222,623     ($ 2,713,203)   $260,329,704    $245,858,726     $14,470,978
===============================================================================================================================

(1) Effective November 28, 1997, assets from this fund were transferred into the PPI MFS Emerging Equity Portfolio.
(2) Effective November 28, 1997, assets from this fund were transferred into the PPI MFS Research Growth Portfolio.
(3) Effective November 28, 1997, assets from this fund were transferred into the Aetna Variable Encore Fund.
(4) Effective November 28, 1997, assets from this fund were transferred into the PPI Scuddder International Growth Portfolio.


         Net Unrealized                                       Net
          Gain (Loss)                    Net          Increase (Decrease)              Net Assets
--------------------------------      Change in          In Net Assets      --------------------------------
   Beginning           End            Unrealized           from Unit           Beginning            End
    of Year          of Year         Gain (Loss)         Transactions           of Year           of Year
--------------   ---------------   ---------------   --------------------   ---------------   --------------
   $566,478         $1,360,430         $793,952           $3,065,638
                                                                             $  7,174,647      $ 11,980,000
-----------------------------------------------------------------------------------------------------------
      26,773                 0           (26,773)          (4,049,682)
                                                                                3,827,848                 0
-----------------------------------------------------------------------------------------------------------
     872,277         1,817,349           945,072           11,519,359
                                                                                9,915,136        24,303,287
-----------------------------------------------------------------------------------------------------------
           0            42,515            42,515           19,201,153
                                                                                        0        19,061,872
-----------------------------------------------------------------------------------------------------------
           0           (86,245)          (86,245)           7,241,839
                                                                                        0         7,148,181
-----------------------------------------------------------------------------------------------------------
           0           192,560           192,560           14,100,392
                   0        14,311,110
-----------------------------------------------------------------------------------------------------------
   1,244,544                 0        (1,244,544)         (11,259,868)
                                                                               10,615,255                 0
-----------------------------------------------------------------------------------------------------------
 $14,132,669       $16,987,228      $  2,854,559        $  79,516,307        $223,173,883      $352,525,147
===========================================================================================================

Variable Life Account B
Notes to Financial Statements -- December 31, 1997 (continued):

5.
  Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                              Valuation
                                                                               Period
                                                               Dividends     Deductions
------------------------------------------------------------------------------------------
   Aetna Variable Fund:                                       $9,712,578     ($ 991,737)
   PolicyHolders' account values
------------------------------------------------------------------------------------------
   Aetna Income Shares:                                          810,294       (121,325)
   PolicyHolders' account values
------------------------------------------------------------------------------------------
   Aetna Variable Encore Fund:                                   477,308        (71,555)
   PolicyHolders' account values
------------------------------------------------------------------------------------------
   Aetna Investment Advisers Fund, Inc.:                       1,201,085       (127,990)
   PolicyHolders' account values
------------------------------------------------------------------------------------------
   Aetna Ascent Variable Portfolio:                               18,222         (1,210)
   PolicyHolders' account values
------------------------------------------------------------------------------------------
   Aetna Crossroads Variable Portfolio:                            2,462            (91)
   PolicyHolders' account values
------------------------------------------------------------------------------------------
   Aetna Legacy Variable Portfolio:                                  671            (36)
   PolicyHolders' account values
------------------------------------------------------------------------------------------
   Alger American Small Capitalization Portfolio:                 33,925        (93,143)
   PolicyHolders' account values
------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                       19,619        (57,181)
   PolicyHolders' account values
------------------------------------------------------------------------------------------
   Growth Portfolio:                                              85,627        (30,149)
   PolicyHolders' account values
------------------------------------------------------------------------------------------
   Overseas Portfolio:                                            14,172         (4,004)
   PolicyHolders' account values
------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                       62,788        (13,383)
   PolicyHolders' account values
------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                          10,199        (36,829)
   PolicyHolders' account values
------------------------------------------------------------------------------------------
   Janus Aspen Series:
   Aggressive Growth Portfolio:                                   79,809        (68,571)
   PolicyHolders' account values
------------------------------------------------------------------------------------------
   Balanced Portfolio:                                            70,301        (23,444)
   PolicyHolders' account values
------------------------------------------------------------------------------------------
   Growth Portfolio:                                             140,964        (46,593)
   PolicyHolders' account values
------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio:                                     84,482        (17,596)
   PolicyHolders' account values
------------------------------------------------------------------------------------------

Year Ended December 31, 1996
                                                                Proceeds      Cost of         Net
                                                                  from      Investments    Realized
                                                                 Sales          Sold      Gain (Loss)
                                                             ------------- ------------- ------------
   Aetna Variable Fund:                                       $5,373,083    $4,466,494    $ 906,589
   PolicyHolders' account values
------------------------------------------------------------------------------------------------------
   Aetna Income Shares:                                        1,564,483     1,544,041       20,442
   PolicyHolders' account values
------------------------------------------------------------------------------------------------------
   Aetna Variable Encore Fund:                                 9,490,775     9,560,169      (69,394)
   PolicyHolders' account values
------------------------------------------------------------------------------------------------------
   Aetna Investment Advisers Fund, Inc.:                       1,717,127     1,435,761      281,366
   PolicyHolders' account values
------------------------------------------------------------------------------------------------------
   Aetna Ascent Variable Portfolio:                              127,981       124,671        3,310
   PolicyHolders' account values
------------------------------------------------------------------------------------------------------
   Aetna Crossroads Variable Portfolio:                            1,317         1,263           54
   PolicyHolders' account values
------------------------------------------------------------------------------------------------------
   Aetna Legacy Variable Portfolio:                                  503           486           17
   PolicyHolders' account values
------------------------------------------------------------------------------------------------------
   Alger American Small Capitalization Portfolio:              2,003,029     1,400,608      602,421
   PolicyHolders' account values
------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                      625,427       574,716       50,711
   PolicyHolders' account values
------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                             243,345       245,938       (2,593)
   PolicyHolders' account values
------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                           478,644       450,003       28,641
   PolicyHolders' account values
------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                      981,022       966,124       14,898
   PolicyHolders' account values
------------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                         353,531       314,886       38,645
   PolicyHolders' account values
------------------------------------------------------------------------------------------------------
   Janus Aspen Series:
   Aggressive Growth Portfolio:                                1,171,119       858,482      312,637
   PolicyHolders' account values
------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                                           452,062       367,517       84,545
   PolicyHolders' account values
------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                             808,709       590,651      218,058
   PolicyHolders' account values
------------------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio:                                    424,360       415,377        8,983
   PolicyHolders' account values
------------------------------------------------------------------------------------------------------

         Net Unrealized                                       Net
           Gain (Loss)                    Net         Increase (Decrease)             Net Assets
---------------------------------      Change in         In Net Assets      -------------------------------
    Beginning            End          Unrealized           from Unit           Beginning           End
     of Year           of Year        Gain (Loss)        Transactions           of Year          of Year
-----------------   -------------   --------------   --------------------   --------------   --------------
 $       65,391      $7,294,643       $7,229,252         $ 5,056,913
                                                                               $70,958,031      $92,871,626
-----------------------------------------------------------------------------------------------------------
        189,278        (190,180)        (379,458)          2,798,667
                                                                                10,051,167       13,179,787
-----------------------------------------------------------------------------------------------------------
        138,935         106,394          (32,541)          3,268,179
                                                                                 5,520,188        9,092,185
-----------------------------------------------------------------------------------------------------------
      1,031,584       1,383,931          352,347           4,815,033
                                                                                 9,269,700       15,791,541
-----------------------------------------------------------------------------------------------------------
              0          15,645           15,645             509,411
                                                                                         0          545,378
-----------------------------------------------------------------------------------------------------------
              0            (191)            (191)            121,458
                                                                                         0          123,692
-----------------------------------------------------------------------------------------------------------
              0              20               20              13,291
                                                                                         0           13,963
-----------------------------------------------------------------------------------------------------------
        595,950         172,057         (423,893)          7,688,994
                                                                                 5,277,779       13,086,083
-----------------------------------------------------------------------------------------------------------
         28,202       1,096,283        1,068,081          11,810,807
                                                                                   418,176       13,310,213
-----------------------------------------------------------------------------------------------------------
        (36,211)        294,867          331,078           3,470,007
                                                                                 1,198,559        5,052,529
-----------------------------------------------------------------------------------------------------------
         21,923          37,941           16,018            (102,302)
                                                                                   579,802          532,327
-----------------------------------------------------------------------------------------------------------
         47,435         134,978           87,543             298,650
                                                                                   959,690        1,410,186
-----------------------------------------------------------------------------------------------------------
         10,253         730,883          720,630           5,090,135
                                                                                 1,088,910        6,911,690
-----------------------------------------------------------------------------------------------------------
        376,606         249,074         (127,532)          5,949,433
                                                                                 3,517,151        9,662,927
-----------------------------------------------------------------------------------------------------------
         60,589         243,163          182,574           2,648,699
                                                                                   611,670        3,574,345
-----------------------------------------------------------------------------------------------------------
        196,848         566,478          369,630           3,974,072
                                                                                 2,518,516        7,174,647
-----------------------------------------------------------------------------------------------------------
          6,078          26,773           20,695           3,383,696
                                                                                   347,588        3,827,848

Variable Life Account B
Notes to Financial Statements -- December 31, 1997 (continued):
5.
  Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


----------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                           Valuation         Proceeds        Cost of           Net
                                                            Period             from        Investments      Realized
                                         Dividends        Deductions          Sales            Sold        Gain (Loss)
                                      --------------   ----------------   -------------   -------------   ------------
   Janus Aspen Series (continued):
   Worldwide Growth Portfolio:         $   105,214       ($    49,874)     $ 1,127,422     $   777,300     $  350,122
   PolicyHolders' account values
----------------------------------------------------------------------------------------------------------------------
   Scudder Variable Life Investment Fund --
   International Portfolio:                173,534            (85,922)       1,752,475       1,537,715        214,760
   PolicyHolders' account values
----------------------------------------------------------------------------------------------------------------------
   TCI Portfolios, Inc.--Growth Fund:      710,224            (64,504)         960,494         802,090        158,404
   PolicyHolders' account values
----------------------------------------------------------------------------------------------------------------------
   Total Variable Life Account B       $13,813,478       ($ 1,905,137)     $29,656,908     $26,434,292     $3,222,616
======================================================================================================================

---------------------------------------------------------------------------------------------------------------
            Net Unrealized                                         Net
             Gain (Loss)                    Net            Increase (Decrease)              Net Assets
------------------------------------     Change in            In Net Assets     -------------------------------
      Beginning            End           Unrealized             from Unit          Beginning           End
       of Year           of Year        Gain (Loss)           Transactions          of Year          of Year
------------------   ---------------  ---------------    --------------------   ---------------   -------------
 $       227,523       $   872,277      $    644,754          $ 7,436,957
                                                                                 $  1,427,963      $  9,915,136
---------------------------------------------------------------------------------------------------------------
         431,463         1,244,544           813,081            2,808,258
                                                                                    6,691,544        10,615,255
---------------------------------------------------------------------------------------------------------------
         999,727          (146,911)       (1,146,638)             745,694
                                                                                    6,079,345         6,482,525
---------------------------------------------------------------------------------------------------------------
 $     4,391,574       $14,132,669      $  9,741,095          $71,786,052        $126,515,779      $223,173,883
===============================================================================================================

                          Independent Auditors' Report

The Board of Directors of Aetna Life Insurance and Annuity Company and
 Policyholders of Variable Life Account B:

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Life Account B (the "Account") as of December 31, 1997, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1997. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and condensed financial information. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Life Account B as of December 31, 1997, the results of its operations and changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1997 in conformity with generally accepted accounting principles.

                                             KPMG Peat Marwick LLP

Hartford, Connecticut
February 27, 1998